Auditor fees (Tables)	12 Months Ended
Dec. 31, 2020
Auditor fees
Schedule of auditors remuneration for services provided

	2020	2019	2018
	(€ in thousands)
Audit fees	487	515	181
Audit-related fees	24	57	261
Tax fees	—	—	—
All other fees	—	—	—
	511	572	442